PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 37,291
Ending balance	48,546	$ 37,291
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,462
Ending balance	8,336	7,462
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,345
Ending balance	17,671	8,345
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,219
Ending balance	14,700	14,219
Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,265
Ending balance	7,839	7,265
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	39,478	39,749
Additions, net of disposals	1,795	2,433
Assets held by subsidiaries disposed during the period	104
Non-cash additions (disposals)	787	(57)
Acquisitions through business combinations	8,964	161
Assets reclassified as held for sale		(8)
Net foreign currency exchange differences	714	(2,800)
Ending balance	51,634	39,478
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,277	7,565
Additions, net of disposals	519	500
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	28	(154)
Acquisitions through business combinations	118	109
Assets reclassified as held for sale		0
Net foreign currency exchange differences	321	(743)
Ending balance	8,263	7,277
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,337	8,998
Additions, net of disposals	591	561
Assets held by subsidiaries disposed during the period	59
Non-cash additions (disposals)	74	126
Acquisitions through business combinations	8,811	0
Assets reclassified as held for sale		(8)
Net foreign currency exchange differences	126	(340)
Ending balance	18,880	9,337
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,679	14,862
Additions, net of disposals	459	797
Assets held by subsidiaries disposed during the period	45
Non-cash additions (disposals)	(7)	(17)
Acquisitions through business combinations	0	0
Assets reclassified as held for sale		0
Net foreign currency exchange differences	319	(963)
Ending balance	15,405	14,679
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,185	8,324
Additions, net of disposals	226	575
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	692	(12)
Acquisitions through business combinations	35	52
Assets reclassified as held for sale		0
Net foreign currency exchange differences	(52)	(754)
Ending balance	9,086	8,185
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,396)	(4,191)
Assets held by subsidiaries disposed during the period	(17)
Non-cash additions (disposals)	184	52
Assets reclassified as held for sale		4
Net foreign currency exchange differences	(132)	309
Depreciation expense	(1,969)	(1,597)
Disposals	73	27
Ending balance	(7,223)	(5,396)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,454)	(1,272)
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	19	0
Assets reclassified as held for sale		0
Net foreign currency exchange differences	(60)	123
Depreciation expense	(392)	(327)
Disposals	53	22
Ending balance	(1,834)	(1,454)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,040)	(1,668)
Assets held by subsidiaries disposed during the period	(17)
Non-cash additions (disposals)	45	0
Assets reclassified as held for sale		4
Net foreign currency exchange differences	(45)	87
Depreciation expense	(601)	(468)
Disposals	20	5
Ending balance	(2,604)	(2,040)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(982)	(622)
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	30	11
Assets reclassified as held for sale		0
Net foreign currency exchange differences	(29)	47
Depreciation expense	(557)	(418)
Disposals	0	0
Ending balance	(1,538)	(982)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(920)	(629)
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	90	41
Assets reclassified as held for sale		0
Net foreign currency exchange differences	2
Depreciation expense	(419)	(384)
Disposals	0	0
Ending balance	(1,247)	(920)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Net foreign currency exchange differences		52
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,209	3,097
Net foreign currency exchange differences	141	(256)
Fair value adjustments	785	368
Ending balance	4,135	3,209
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,639	1,643
Net foreign currency exchange differences	125	(179)
Fair value adjustments	143	175
Ending balance	1,907	1,639
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,048	1,046
Net foreign currency exchange differences	17	(73)
Fair value adjustments	330	75
Ending balance	1,395	1,048
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	522	408
Net foreign currency exchange differences	(1)	(4)
Fair value adjustments	312	118
Ending balance	833	522
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Net foreign currency exchange differences	0	0
Fair value adjustments	0	0
Ending balance	$ 0	$ 0